KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.1%)

Education (8.7%)
Kansas Development Finance Authority 4.000% 04/01/2045 Callable @ 100.000 04/01/2032	1,000,000	$897,480
Kansas Development Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2032	1,000,000	890,720
Kansas Development Finance Authority 4.000% 04/01/2047 Callable @ 100.000 04/01/2032	1,000,000	886,210
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	1,929,000
		4,603,410
General Obligation (47.8%)
Atchison County Unified School District No 409 5.000% 09/01/2042 Callable @ 100.000 09/01/2031	610,000	632,509
City of Bel Aire KS 4.000% 11/01/2036 Callable @ 100.000 11/01/2031	285,000	287,109
City of Belle Plaine KS 4.000% 09/01/2027 Callable @ 100.000 09/01/2025	500,000	496,200
Butler County Unified School District No 205 Bluestem 5.250% 09/01/2042 Callable @ 100.000 09/01/2032	1,520,000	1,611,230
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	212,684
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	516,715
Douglas County Unified School District No 348 Baldwin City 5.000% 09/01/2044 Callable @ 100.000 09/01/2031	400,000	407,140
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,034,240
City of Edgerton KS 4.000% 08/01/2037 Callable @ 100.000 08/01/2031	300,000	303,417
City of Emporia KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	500,000	502,395
City of Goddard KS 4.000% 10/01/2041 Callable @ 100.000 10/01/2032	335,000	311,413
City of Goddard KS 4.000% 10/01/2045 Callable @ 100.000 10/01/2032	365,000	322,853
Gove County Unified School District No 293 Quinter 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	625,630
Gove County Unified School District No 293 Quinter 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	232,613
Harvey County Unified School District 440 Halstead Bentley 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,027,790
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	446,437
City of Haysville KS 4.250% 10/01/2025	500,000	499,310
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2038 Callable @ 100.000 09/01/2030	265,000	281,123
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	1,000,000	1,040,000
*Jefferson County Unified School District No 343 Perry 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	1,000,000	1,044,330
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,088,900
Leavenworth County Unified School District No 458 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,015,660
City of Maize KS 4.000% 10/01/2044 Callable @ 100.000 10/01/2031	1,030,000	944,314
City of Maize KS 4.000% 10/01/2045 Callable @ 100.000 10/01/2031	1,075,000	979,379
City of Manhattan KS 4.000% 11/01/2044 Callable @ 100.000 11/01/2034	880,000	807,162
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,011
City of Prairie Village KS 4.000% 09/01/2040 Callable @ 100.000 09/01/2027	795,000	760,028
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	500,000	537,190
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2042 Callable @ 100.000 09/01/2033	1,035,000	1,082,527
Rawlins County Unified School District No 105 4.000% 09/01/2045 Callable @ 100.000 09/01/2031	1,000,000	915,450
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	982,770
Salina Airport Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	478,005
Salina Airport Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	246,259
Sedgwick County Unified School District No 262 Valley Center 4.500% 09/01/2044 Callable @ 100.000 09/01/2031	650,000	649,116
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	650,000	678,808
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	780,000	807,105
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	355,412
City of Wichita KS 4.750% 09/01/2027	180,000	180,266
		25,353,500
Health Care (8.7%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,021,397
Ashland Public Building Commission 5.000% 09/01/2035	500,000	499,290
City of Colby KS 5.500% 07/01/2026 Callable @ 100.000 01/01/2026	750,000	750,683
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,000,000	998,930
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	500,565
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	862,690
		4,633,555
Housing (8.5%)
Kansas Development Finance Authority 4.700% 03/01/2043	2,000,000	1,960,500
Kansas Development Finance Authority 4.170% 11/01/2041	1,436,986	1,373,557
County of Shawnee KS 4.700% 07/01/2044 Callable @ 100.000 07/01/2033	700,000	690,942
County of Shawnee KS 5.000% 07/01/2049 Callable @ 100.000 07/01/2033	500,000	484,845
		4,509,844
Other Revenue (11.1%)
Blue Valley Recreation Commission 5.000% 04/01/2045 Callable @ 100.000 04/01/2035	1,000,000	1,058,070
Blue Valley Recreation Commission 5.000% 04/01/2045 Callable @ 100.000 04/01/2035	975,000	1,031,618
*Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	721,148
City of Manhattan KS 5.000% 12/01/2026	85,000	85,028
City of Manhattan KS 4.500% 12/01/2025	120,000	120,103
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,250
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	249,709
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	236,374
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	760,000	709,817
Wyandotte County Kansas City Unified Government 5.250% 03/01/2046 Callable @ 100.000 03/01/2034	750,000	687,690
		5,899,807
Pre-Refunded (6.2%)
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,017,910
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	251,525
		3,269,435
Utilities (7.1%)
Chisholm Creek Utility Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2035	1,000,000	918,770
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,011,590
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	501,695
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	463,870
City of Olathe KS Stormwater Revenue 4.000% 10/01/2044 Callable @ 100.000 10/01/2032	445,000	411,741
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2049 Callable @ 100.000 08/01/2032	490,000	444,763
		3,752,429

TOTAL MUNICIPAL BONDS (COST: $53,647,962)		$52,021,980

OTHER ASSETS LESS LIABILITIES (1.9%)		$991,974

NET ASSETS (100.0%)		$53,013,954

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Kansas Municipal Fund
Investments at cost	$53,647,962
Unrealized appreciation	$170,126
Unrealized depreciation	(1,796,108)
Net unrealized appreciation/(depreciation)*	$(1,625,982)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Kansas Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$52,021,980.00	$-	$52,021,980.00
Total	$-	$52,021,980.00	$-	$52,021,980.00